Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2022	2023
Export input VAT receivables(a)	$2,127	$2,848
Deferred offering costs	940	1,419
Interest receivable	310	543
Advance to suppliers	1,165	490
Security deposits	372	240
Employee receivables and business advances	325	109
Insurance receivables on written-off accounts receivables(b)	1,383	—
Others(c)	151	21
Total	$6,773	$5,670

(a)	Export input VAT receivables mainly represent the refundable input VAT the Group has paid for the production of the products in PRC when declaring goods for export.

(b)	Insurance receivables on written-off accounts receivables mainly represent insurance claim receivables due from insurance companies. Insurance claims occurred during 2023 had been fully collected as of December 31, 2023.

(c)	Others mainly include prepaid miscellaneous service fee and prepaid rental fee.